Assumed contingent obligation related to the business combination - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2006	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Assumed contingent liability	£ 1,103	£ 996		£ 875
Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Increase in value of the assumed contingent obligation	£ 107	£ 121
Discount percent			12.00%